PREPAID PUT OPTION (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended
	May 31, 2024	Sep. 30, 2024
PREPAID PUT OPTION
Upfront payment	$ 100
Subsequent Event
PREPAID PUT OPTION
Repurchase of shares		31,034,050